IMPORTANT INFORMATION REGARDING A CHANGE IN INVESTMENT OBJECTIVE FOR

VOYA STRATEGIC INCOME FUND

VOYA FUNDS TRUST

Voya Strategic Income Fund

(“Fund”)

Supplement dated December 1, 2014

to the Fund’s Class A, Class C, Class I, Class R, and Class W shares Prospectus dated July 31, 2014

(“Prospectus”)

On November 20, 2014, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name and primary benchmark effective December 1, 2014. In addition, the Board approved a change to the Fund’s investment objectives effective on or about February 9, 2015.

Effective December 1, 2014, the Fund’s Prospectus is revised as follows:

1.	All references to “Voya Strategic Income Fund” are hereby deleted and replaced with “Voya Strategic Income Opportunities Fund.”

2.	The section entitled “Investment Objectives” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVES

The Fund seeks a high level of current income. Long term capital appreciation is a secondary objective.

Effective February 9, 2015, the Fund’s investment objective will be revised as follows:

The Fund seeks total return through income and capital appreciation through all market cycles.

3.	The section entitled “Performance Information – Average Annual Total Returns” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2013)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A	%	-2.17	N/A	N/A	-0.37	11/02/12
After tax on distributions	%	-4.04	N/A	N/A	-2.18
After tax on distributions with sale	%	-1.23	N/A	N/A	-1.07
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class C before taxes	%	-1.43	N/A	N/A	1.06	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class I before taxes	%	0.70	N/A	N/A	2.21	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class R before taxes	%	0.13	N/A	N/A	1.64	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class W before taxes	%	0.36	N/A	N/A	1.91	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83

1.	On December 1, 2014 the Fund changed its primary benchmark from the Barclay’s U.S. Universal Bond Index to the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index because the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index is considered by the adviser to be a more appropriate benchmark.
2.	The index returns do not reflect deductions for fees, expenses or taxes.